Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Disclosures
10. Derivatives and Fair Value Disclosures
The Company uses interest rate swaps for the management of interest rate risk exposure.
The
interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to seven floating-to-fixed
interest rate swaps with various major financial institutions at December 31, 2022 (2021: six swaps) covering notional amounts aggregating to $
108,426,389
at December 31, 2022 (2021: $
89,472,475)
pursuant to which it pays fixed rates and receives floating rates based on the London Interbank Offered Rate (“LIBOR”). These agreements contain no leverage features. As of December 31, 2022 six derivative contracts (2021: six contracts) qualify for hedge accounting since their inception.

The
following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2021 and 2022.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset/ (Liability) December 31, 2021	Notional Amount December 31, 2021	Fair Value Asset/ (Liability) December 31, 2022	Notional Amount December 31, 2022
Swap 1	August 16, 2017	May 16, 2025	2.12%	3-month U.S. dollar LIBOR	$(358,988)	$11,680,250	$536,901	$10,664,750
Swap 2	April 10, 2018	December 11, 2025	2.74%	3-month U.S. dollar LIBOR	$(1,398,025)	$25,380,000	$955,139	$23,308,000
Swap 3	February 16, 2019	February 16, 2024	2.89%	3-month U.S. dollar LIBOR	$(486,439)	$11,680,250	$256,813	$10,664,750
Swap 4	January 21, 2021	January 21, 2028	0.73%	3-month U.S. dollar LIBOR	$(293,862)	$13,210,750	$1,398,984	$11,866,750
Swap 5	January 21, 2021	January 21, 2028	0.73%	3-month U.S. dollar LIBOR	$(292,709)	$13,173,250	$1,393,330	$11,829,250
Swap 6	January 21, 2021	January 21, 2028	0.74%	3-month U.S. dollar LIBOR	$(321,857)	$14,347,975	$864,286	$7,197,547
Swap 7	February 5, 2022	June 30, 2026	1.49%	3-month U.S. dollar LIBOR	—	—	$1,697,402	$25,152,330
Total					$(3,151,880)	$89,472,475	$7,102,855	$100,683,377
The following tables present information on the location and amounts of derivatives
’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated balance sheets, as a component of accumulated other comprehensive (loss)/income.
Tabular disclosure of financial instruments is as follows:

		December 31,
		2021		2022
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	5,405,453	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	3,151,880	—	—

Total derivatives designated as hedging instruments		—	3,151,880	5,405,453	—

		December 31,
		2021		2022
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	1,697,402	—

Total derivatives not designated as hedging instruments		—	—	1,697,402	—

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2020	2021	2022
Interest Rate Swap — Reclassification from OCI	(Loss)/gain on derivatives	60,954	265,610	—
Interest Rate Swap — Change in Fair Value	(Loss)/gain on derivatives	7,186	—	1,697,401
Interest Rate Swap — Realized (expense)/income	(Loss)/gain on derivatives	(119,116)	(25,457)	1,061

Total loss/(gain) on derivatives		(50,976)	240,153	1,698,462

	Location of (Loss)/Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2020	2021	2022
Interest Rate Swap — Realized expense	Interest and finance costs	(1,190,400)	(2,183,187)	(126,241)

Total loss on derivatives		(1,190,400)	(2,183,187)	(126,241)

The components of accumulated other comprehensive (loss)/income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized (Loss)/ Income on cash flow hedges

Balance, January 1, 2020	(2,259,043)
Other comprehensive loss before reclassifications	(3,823,226)

Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	1,190,400
Other reclassification adjustments	(60,954)

Balance, December 31, 2020	(4,952,823)

Other comprehensive loss before reclassifications	(68,699)
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	2,183,187
Other reclassification adjustments	(265,610)

Balance, December 31, 2021	(3,103,945)

Other comprehensive income before reclassifications	8,164,187
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	126,241

Balance, December 31, 2022	5,186,483

Fair Value of Financial Instruments and Concentration of Credit Risk
: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, short-term investments, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, short-term investments and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance
by its counterparties to derivative instruments; however,

the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, short-term investments, restricted cash, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents, short-term investments and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.
Fair Value Disclosures:
The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data. Level 3: Unobservable inputs that are not corroborated by market data.
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2021:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(3,151,880)	—	(3,151,880)	—

Total	(3,151,880)	—	(3,151,880)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2022:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	7,102,855	—	7,102,855	—

Total	7,102,855	—	7,102,855	—

The

following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	12,500,000	—	12,500,000	—	(1,125,243)
Long-lived assets held and used	3,250,000	—	3,250,000	—	(49,977)

Total	15,750,000	—	15,750,000	—	(1,175,220)
The vessel Eco Loyalty was recorded at its fair value less costs to sell of $12,250,000 as of June 30, 2021 following the memorandum of agreement for the disposal of this vessel in May 2021. Fair value amounted to $12,500,000 and estimated costs to sell amounted to $250,000. Fair value was determined based on the transaction price, as the sale price was agreed with an unaffiliated third party. The vessel was still classified as held for sale as of December 31, 2021.
The vessel Gas Monarch (held and used) was written down to its estimated fair value of $3,250,000 as of June 30, 2021, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $49,977. Depreciation amounting to $195,858 was recorded in the period from July 1, 2021 to December 31, 2021. As of December 31, 2021, the vessel was written down to its estimated fair value of $3,000,000, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $54,142.

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	12,650,000	—	12,650,000	—	(1,333,950)

Total	12,650,000	—	12,650,000	—	(1,333,950)
As a result of the impairment analysis performed as of December 31, 2021, two of the Company’s vessels (held and used), including the vessel Gas Monarch discussed above, were written down to their estimated fair value as determined by the Company based on the recent transaction price as well as vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $1,333,950.

		Fair Value Measurements Using
Description	Fair Value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	2,375,000	—	2,375,000	—	(529,532)

Total	2,375,000	—	2,375,000	—	(529,532)

As

a result of the impairment analysis performed as of March 31, 2022, the vessel Gas Monarch (held and used) was written down to its estimated fair value as determined by the Company based on the recent transaction price, resulting in an impairment charge of $
529,532
. This vessel was sold on May 23, 2022 (Note 6).

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	10,800,000	—	10,800,000	—	(2,591,924)

Long-lived assets held and used	2,100,000		2,100,000		(45,578)

Total	12,900,000	—	12,900,000	—	(2,637,502)
The vessels Gas Prodigy and Gas Spirit were classified as held for sale as of December 31, 2022 (Note 6) and were recognized at their fair value of $10,800,000 less costs to sell of $220,404. The fair value was determined based on the transaction price, as the sale price was agreed with unaffiliated third parties. Furthermore, as a result of the impairment analysis performed as of December 31, 2022, the vessel Gas Galaxy (held and used) was written down to its estimated fair value as determined by the Company based on the recent transaction price, resulting in an impairment charge of $45,578 (Note 6).